Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of December 31,
	2022	2023
	$	$
Staff advances	61	145
Prepayment for products	1,174	367
Advance to OEMs	14,285	4,004
Rental and other deposits	736	451
VAT recoverable	1,836	2,238
Receivable from an export/import agent	-	20
Investment of convertible bond	338	338
Cash loan	100	100
Others	354	410
	18,884	8,073
Less: provision	(11,383)	(421)

	7,501	7,652